Effect of reclassification upon adoption of IFRS 9 - Effect of reclassification of financial assets upon adoption of IFRS 9 (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	$ 2,521,771,000
Carrying amount post reclassification	2,521,771,000
IFRS 9 re-measurement including expected credit losses4	(3,341,000)
IFRS 9 carrying amount at 1 Jan 2018	2,518,430,000
Trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	287,995,000
Carrying amount post reclassification	254,409,000
IFRS 9 re-measurement including expected credit losses4	1,000
IFRS 9 carrying amount at 1 Jan 2018	254,410,000
Financial assets designated at fair value
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	29,464,000
Carrying amount post reclassification	39,714,000
IFRS 9 re-measurement including expected credit losses4	32,000
IFRS 9 carrying amount at 1 Jan 2018	39,746,000
Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	52,919,000
Carrying amount post reclassification	59,980,000
IFRS 9 re-measurement including expected credit losses4	(457,000)
IFRS 9 carrying amount at 1 Jan 2018	59,523,000
Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	180,624,000
Carrying amount post reclassification	180,624,000
IFRS 9 re-measurement including expected credit losses4	(3,000)
IFRS 9 carrying amount at 1 Jan 2018	180,621,000
Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	6,628,000
Carrying amount post reclassification	6,628,000
IFRS 9 re-measurement including expected credit losses4	0
IFRS 9 carrying amount at 1 Jan 2018	6,628,000
Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	34,186,000
Carrying amount post reclassification	34,186,000
IFRS 9 re-measurement including expected credit losses4	0
IFRS 9 carrying amount at 1 Jan 2018	34,186,000
Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	219,818,000
Carrying amount post reclassification	219,818,000
IFRS 9 re-measurement including expected credit losses4	0
IFRS 9 carrying amount at 1 Jan 2018	219,818,000
Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	90,393,000
Carrying amount post reclassification	82,582,000
IFRS 9 re-measurement including expected credit losses4	(23,000)
IFRS 9 carrying amount at 1 Jan 2018	82,559,000
Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	962,964,000
Carrying amount post reclassification	951,627,000
IFRS 9 re-measurement including expected credit losses4	(1,890,000)
IFRS 9 carrying amount at 1 Jan 2018	949,737,000
Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	201,553,000
Carrying amount post reclassification	201,553,000
IFRS 9 re-measurement including expected credit losses4	0
IFRS 9 carrying amount at 1 Jan 2018	201,553,000
Debt Securities, Treasury And Other Eligible Bills | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	332,240,000
Carrying amount post reclassification	322,166,000
IFRS 9 re-measurement including expected credit losses4	(3,000)
IFRS 9 carrying amount at 1 Jan 2018	322,163,000
Equity investments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	3,917,000
Carrying amount post reclassification	1,813,000
IFRS 9 re-measurement including expected credit losses4	0
IFRS 9 carrying amount at 1 Jan 2018	1,813,000
Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	67,191,000
Carrying amount post reclassification	114,792,000
IFRS 9 re-measurement including expected credit losses4	(15,000)
IFRS 9 carrying amount at 1 Jan 2018	114,777,000
Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	1,006,000
Carrying amount post reclassification	1,006,000
IFRS 9 re-measurement including expected credit losses4	0
IFRS 9 carrying amount at 1 Jan 2018	1,006,000
Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	22,744,000
Carrying amount post reclassification	22,744,000
IFRS 9 re-measurement including expected credit losses4	(942,000)
IFRS 9 carrying amount at 1 Jan 2018	21,802,000
Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	23,453,000
IFRS 9 reclassifications and other changes in classification	(79,000)
Carrying amount post reclassification	23,453,000
IFRS 9 re-measurement including expected credit losses4	(79,000)
IFRS 9 carrying amount at 1 Jan 2018	23,374,000
Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	4,676,000
Carrying amount post reclassification	4,676,000
IFRS 9 re-measurement including expected credit losses4	38,000
IFRS 9 carrying amount at 1 Jan 2018	4,714,000
Other changes in classification
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	4,329,000
Other changes in classification | Financial assets designated at fair value
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	313,000
Other changes in classification | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(7,099,000)
Other changes in classification | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(7,458,000)
Other changes in classification | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Debt Securities, Treasury And Other Eligible Bills | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Equity investments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	9,915,000
Other changes in classification | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Other changes in classification | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	9,000
Fair value through profit and loss | Financial assets designated at fair value
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	10,055,000
Fair value through profit and loss | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(712,000)
Fair value through profit and loss | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(3,903,000)
Fair value through profit and loss | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Debt Securities, Treasury And Other Eligible Bills | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(3,131,000)
Fair value through profit and loss | Equity investments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(2,104,000)
Fair value through profit and loss | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(214,000)
Fair value through profit and loss | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through profit and loss | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Financial assets designated at fair value
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(3,000)
Fair value through other comprehensive income | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(80,000)
Fair value through other comprehensive income | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Debt Securities, Treasury And Other Eligible Bills | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	83,000
Fair value through other comprehensive income | Equity investments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Fair value through other comprehensive income | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(37,924,000)
Amortised cost | Financial assets designated at fair value
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(115,000)
Amortised cost | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	7,141,000
Amortised cost | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	24,000
Amortised cost | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Debt Securities, Treasury And Other Eligible Bills | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	(7,026,000)
Amortised cost | Equity investments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	37,900,000
Amortised cost | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	0
Amortised cost | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification	$ 0